Income Taxes - Summary of Changes in Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Income Taxes - Summary of Changes in Unrecognized Tax Benefits (Detail) [Line Items]
Unrecognized tax benefits at beginning of year	$ 73.0	$ 56.3	$ 51.9
Increases resulting from tax positions taken during a prior period	0.7	19.9	1.6
Decreases resulting from tax positions taken during a prior period	(1.8)	(5.6)	(1.8)
Increases resulting from tax positions taken during the current period	4.4	4.4	6.9
Decreases related to settlements with taxing authorities	(5.1)	(0.1)
Reductions related to the lapse of statute of limitations	(13.8)	(1.9)	(2.3)
Unrecognized tax benefits at end of year	$ 57.4	$ 73.0	$ 56.3